CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 16,488	$ 27,396	$ 21,926
Other comprehensive income/(loss):
Foreign currency translation adjustment	(12,187)	196	(779)
Unrealized gain on available-for-sale investments	186
Comprehensive income	4,487	27,592	21,147
Less: comprehensive income/(loss) attributable to non-controlling interest	(2,321)	307	298
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 6,808	$ 27,285	$ 20,849